Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 18,707	$ 18,543	$ 34,964
Goodwill	$ 3,008	$ 23,352	$ 41,500